UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

July 31, 2013 (UNAUDITED)

	Principal Amount	Value (a)
Floating Rate Term Loans 48.0% (b)
Aerospace & Defense 2.7%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 07/31/2019	$3,610,661	$3,618,785
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 6.25%, 11/02/2018	570,160	577,287
FR Acquisition Corporation (U.S.), Inc., Facility B (Mezzanine), 11.51%, 12/21/2017 (c)	1,698,547	1,639,098
Sequa Corporation, Initial Term Loan, 5.25%, 06/19/2017	2,487,500	2,518,594
Standard Aero, Ltd., Tranche B-2 Loan (2018), 6.25%, 11/02/2018	540,717	547,476
		8,901,240
Automobile 1.6%
INA Beteiligungsgesellschaft mbH, Term Loan C (EUR), 4.75%, 01/27/2017	€2,000,000	2,666,966
TI Group Automotive Systems, LLC, Additional Term Loan, 5.50%, 03/28/2019	$2,522,860	2,557,549
		5,224,515
Broadcasting & Entertainment 1.2%
Media General, Inc., Delayed Draw Term Loan B, L+3.75%, 07/30/2020 (d)(e)	1,228,070	—
Salem Communications Corporation, Term Loan, 4.50%, 03/14/2020	3,946,667	3,961,467
		3,961,467
Cable & Satellite TV 2.8%
Altice Financing S.A., 1st Lien Term Loan, L+4.50%, 07/15/2019 (d)	3,500,000	3,430,000
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 12/04/2020	3,500,000	3,578,750
Virgin Media Investment Holdings, Ltd., C Facility, 4.50%, 06/05/2020	£1,575,000	2,412,163
		9,420,913
Chemicals, Plastics & Rubber 2.8%
Flint Group Belgium, Facility B2 (2016 Extended), 6.47%, 12/28/2016	€1,854,388	2,492,586
Flint Group Belgium, Facility C2 (2016 Extended), 6.47%, 12/28/2016	1,289,920	1,725,249
Flint Group, Inc., Facility B9 (2016 Extended), L+6.25%, 12/30/2016 (d)	$1,523,941	1,529,655
HII Holding Corporation, Term Loan 2nd Lien, 9.50%, 12/21/2020	1,500,000	1,530,000
HII Holding Corporation, U.S. Term Loan 1st Lien, 4.00%, 12/20/2019	1,985,000	1,984,166
		9,261,656
Diversified & Conglomerate Services 4.4%
Advantage Sales & Marketing, Inc., 2013 Incremental Term Loan 1L, 4.25%, 12/17/2017	3,878,492	3,892,222
Advantage Sales & Marketing, Inc., 2013 Other Term Loan 2L, 8.25%, 06/17/2018	1,569,300	1,604,609
Language Line, LLC, Tranche B Term Loan, 6.25%, 06/20/2016	1,968,954	1,946,803
Novalis S.A.S. | Holdelis S.A., Extended Term Loan A2 (EUR), 4.47%, 10/04/2017	€1,200,000	1,600,980
Novalis S.A.S. | Holdelis S.A., Extended Term Loan B, 4.47%, 10/01/2017	1,800,000	2,401,470
VWR Funding, Inc., Dollar Term B-1 Loan, 4.19%, 04/03/2017	$1,716,375	1,721,747
VWR Funding, Inc., Euro Term B-1 Loan, 4.38%, 04/03/2017	€995,000	1,325,262
		14,493,093
Electronics 1.5%
NXP B.V., Tranche C Loan, 4.75%, 01/11/2020	$4,975,000	5,062,062

Forest Products 0.9%
NewPage Corporation, Term Loan, 7.75%, 12/21/2018	2,957,581	3,003,808

Furnishings, Housewares Durable Consumables 2.2%
Grohe Holding GmbH, European Loan, 5.25%, 05/18/2017	€3,250,000	4,339,586
Grohe Holding GmbH, U.S. Loan, 5.00%, 05/18/2017	$2,882,329	2,887,748
		7,227,334
Grocery 0.8%
Roundy’s Supermarkets, Inc., Tranche B Term Loan, 5.75%, 02/13/2019	2,535,542	2,510,719

Healthcare, Education & Childcare 4.8%
AI Garden B.V., Facility B1, 5.20%, 09/20/2019	€4,000,000	5,366,644
BSN Medical Luxembourg Finance Holding Sarl, Facility B2, 5.25%, 08/09/2019	2,000,000	2,690,207

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Healthcare, Education & Childcare (continued)
Quintiles Transnational Corporation, Additional Term B-2 Loan, 4.50%, 06/08/2018	$3,000,000	$3,019,500
WP Prism, Inc., Loan (Holdco), 6.25%, 05/31/2018 (c)	5,000,000	5,000,000
		16,076,351
Hotels, Motels, Inns & Gaming 2.9%
Affinity Gaming, Initial Term Loan, 5.50%, 11/09/2017	2,518,208	2,552,833
Caesars Entertainment Operating Company, Inc., Term B-4 Loans, 9.50%, 10/31/2016	3,475,565	3,445,154
Cannery Casino Resorts, LLC, Term Loan 1st Lien, 6.00%, 10/02/2018	3,473,750	3,482,435
		9,480,422
Leisure, Amusement & Entertainment 1.8%
Delta 2 (Lux) Sarl, Facility B2 (USD), 4.50%, 04/30/2019	3,975,000	4,012,285
Merlin Entertainments Sarl, Merlin GBP Term Loan B, L+4.00%, 07/19/2019 (d)	£600,000	915,360
Merlin Entertainments Sarl, Merlin USD Term Loan B, L+3.75%, 07/19/2019 (d)	$1,200,000	1,202,400
		6,130,045
Machinery (Non-agricultural, Non-construction, Non-electronic) 1.9%
Doncasters U.S., LLC, Term B Loan, 5.50%, 04/09/2020	2,493,750	2,512,453
Doncasters U.S., LLC, Term C Loan, 6.00%, 04/09/2020	£997,500	1,517,435
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$2,250,000	2,233,125
		6,263,013
Manufacturing 1.2%
Alliance Laundry Systems, LLC, Initial Term Loan, 4.50%, 12/10/2018	2,323,896	2,345,206
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	1,736,364	1,766,750
		4,111,956
Oil & Gas 4.2%
Atlas Energy, L.P., Loan, L+5.50%, 07/22/2019 (d)	2,500,000	2,525,000
Crestwood Holdings, LLC, Term Loan B, L+6.00%, 06/19/2019 (d)	3,000,000	3,035,250
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/01/2019	2,500,000	2,431,250
Rice Drilling B, LLC, Term Loan 2nd Lien, 8.50%, 10/25/2018	3,990,000	3,960,075
Teine Energy, Ltd., Incremental Term Loan, 7.50%, 05/17/2019	1,995,000	1,975,050
		13,926,625
Personal Transportation 1.6%
Air Medical Group Holdings, Inc., B-1 Term Loan, 6.50%, 06/30/2018	3,354,384	3,400,507
Air Medical Group Holdings, Inc., Holdco Loan, 7.63%, 05/24/2018 (c)	2,000,000	1,975,000
		5,375,507
Personal, Food & Miscellaneous Services 1.4%
Elior S.C.A., Facility I Tranche, 5.54%, 03/29/2019	€3,500,000	4,664,668
Oak Leaf B.V., Facility B2, L+3.50%, 06/25/2018 (d)(e)	3,650,000	80,708
		4,745,376
Printing & Publishing 1.9%
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 06/05/2020	$2,000,000	2,000,000
Dex Media East, LLC, Term Loan, 6.00%, 10/24/2014	2,632,958	2,056,999
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	2,690,080	2,277,153
		6,334,152
Retail Stores 3.7%
BJ’s Wholesale Club, Inc., 2nd Lien Replacement Loan, 9.75%, 03/26/2020	2,500,000	2,547,925
Harbor Freight Tools USA, Inc., Term Loan, L+3.75%, 07/16/2019 (d)	3,000,000	3,030,000
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	3,000,000	3,015,630
True Religion Apparel, Inc., Term Loan 1st Lien, L+4.88%, 07/29/2020 (d)	3,000,000	2,827,500

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Retail Stores (continued)
True Religion Apparel, Inc., Term Loan 2nd Lien, L+10.00%, 01/29/2020 (d)	$869,565	$808,695
		12,229,750
Technology 1.1%
Allflex Holdings III, Inc. (U.S.), 1st Lien Term Loan, L+3.25%, 06/11/2020 (d)	2,000,000	2,010,840
Allflex Holdings III, Inc. (U.S.), 2nd Lien Term Loan, L+7.00%, 06/11/2021 (d)	1,500,000	1,528,755
		3,539,595
Waste Management 0.6%
Waste Industries USA, Inc., Term B Loan, 4.00%, 03/17/2017	1,990,000	1,999,950

Total Floating Rate Term Loans (Cost: $157,529,279)		159,279,549

Corporate Bonds 69.2%
Aerospace & Defense 1.8%
DAE Aviation Holdings, Inc., 144A, 11.25%, 08/01/2015	6,000,000	6,030,000

Banking, Finance & Insurance 2.6%
Nationstar Mortgage, LLC, 6.50%, 08/01/2018	365,000	368,650
Nationstar Mortgage, LLC, 10.88%, 04/01/2015	2,000,000	2,102,500
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (c)	5,750,000	6,238,750
		8,709,900
Beverage, Food & Tobacco 1.1%
Michael Foods Holding, Inc., 144A, 8.50%, 07/15/2018 (c)	3,375,000	3,510,000

Broadcasting & Entertainment 4.3%
Belo Corporation, 8.00%, 11/15/2016	1,164,000	1,222,200
Entravision Communications Corporation, 8.75%, 08/01/2017	6,156,000	6,560,018
Lamar Media Corporation, 9.75%, 04/01/2014	3,000,000	3,150,000
Sinclair Television Group, Inc., 144A, 9.25%, 11/01/2017	3,000,000	3,180,000
		14,112,218
Buildings & Real Estate 2.9%
HD Supply, Inc., 10.50%, 01/15/2021	3,500,000	3,605,000
Hillman Companies, Inc., 10.88%, 06/01/2018	2,634,000	2,838,135
Hillman Companies, Inc., 144A, 10.88%, 06/01/2018	3,040,000	3,275,600
		9,718,735
Cable & Satellite TV 3.9%
Midcontinent Communications, 144A, 6.25%, 08/01/2021	475,000	477,375
Unitymedia KabelBW GmbH, 144A, 9.63%, 12/01/2019	€2,500,000	3,722,978
UPC Holding B.V., 144A, 6.75%, 03/15/2023	3,500,000	4,697,822
Videotron, Ltee, 9.13%, 04/15/2018	$1,874,000	1,967,700
Virgin Media Finance PLC, 8.88%, 10/15/2019	£1,250,000	2,082,647
		12,948,522
Cargo Transportation 2.2%
Syncreon Global Finance (U.S.), Inc., 144A, 9.50%, 05/01/2018	$3,960,000	4,237,200
Watco Companies, LLC, 144A, 6.38%, 04/01/2023	3,200,000	3,192,000
		7,429,200
Chemicals, Plastics & Rubber 3.7%
Hexion U.S. Finance Corporation, 8.88%, 02/01/2018	3,000,000	3,120,000
Hexion U.S. Finance Corporation, 9.00%, 11/15/2020	2,000,000	2,025,000
Perstorp Holding AB, 144A, 8.75%, 05/15/2017	4,000,000	4,120,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Chemicals, Plastics & Rubber (continued)
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$3,250,000	$3,014,375
		12,279,375
Containers, Packaging & Glass 1.1%
Reynolds Group Holdings, Inc., 9.00%, 04/15/2019	1,900,000	1,976,000
Reynolds Group Holdings, Inc., 9.88%, 08/15/2019	1,500,000	1,620,000
		3,596,000
Diversified & Conglomerate Manufacturing 0.8%
CommScope, Inc., 144A, 8.25%, 01/15/2019	2,500,000	2,743,750

Diversified & Conglomerate Services 7.2%
Abengoa S.A., 144A, 8.88%, 11/01/2017	3,750,000	3,506,250
Affinion Group Holdings, Inc., 11.50%, 10/15/2015	2,500,000	2,006,250
Brickman Group Holdings, Inc., 144A, 9.13%, 11/01/2018	4,555,000	4,896,625
Hertz Corporation, 144A, 8.50%, 07/31/2015	€6,000,000	8,365,920
West Corporation, 8.63%, 10/01/2018	$4,737,000	5,151,487
		23,926,532
Electronics 1.9%
Freescale Semiconductor, Inc., 144A, 10.13%, 03/15/2018	667,000	730,365
Syniverse Holdings, Inc., 9.13%, 01/15/2019	5,000,000	5,400,000
		6,130,365
Forest Products 0.8%
Verso Paper Holdings, LLC, 11.75%, 01/15/2019	3,000,000	2,715,000

Furnishings, Housewares Durable Consumables 2.5%
Masonite International Corporation, 144A, 8.25%, 04/15/2021	2,500,000	2,725,000
Sanitec Corporation, 144A, 4.95%, 05/15/2018 (f)	€4,250,000	5,656,528
		8,381,528
Healthcare, Education & Childcare 0.5%
MPH Intermediate Holding Company 2, 144A, 8.38%, 08/01/2018 (c)	$1,500,000	1,531,875

Hotels, Motels, Inns & Gaming 2.4%
Affinity Gaming, 9.00%, 05/15/2018	2,165,000	2,300,313
Caesars Entertainment Operating Company, Inc., 144A, 9.00%, 02/15/2020	2,000,000	1,870,000
Marina District Finance Company, 9.50%, 10/15/2015	3,500,000	3,657,500
		7,827,813
Industrials 1.1%
Boart Longyear Management Pty, Ltd., 144A, 7.00%, 04/01/2021	4,000,000	3,620,000

Manufacturing 0.6%
Case New Holland, 7.75%, 09/01/2013	2,000,000	2,007,500

Metals & Minerals 0.6%
Molycorp, Inc., 10.00%, 06/01/2020	2,000,000	2,025,000

Mining, Steel, Non-Precious Metals 2.7%
CONSOL Energy, Inc., 8.00%, 04/01/2017	2,000,000	2,132,500
CONSOL Energy, Inc., 8.25%, 04/01/2020	2,500,000	2,693,750
Hecla Mining Company, 144A, 6.88%, 05/01/2021	1,930,000	1,761,125
Walter Energy, Inc., 144A, 8.50%, 04/15/2021	1,500,000	1,218,750
Walter Energy, Inc., 144A, 9.88%, 12/15/2020	1,250,000	1,068,750
		8,874,875
Oil & Gas 9.3%
Bill Barrett Corporation, 7.63%, 10/01/2019	1,500,000	1,590,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Oil & Gas (continued)
Gibson Energy, Inc., 144A, 6.75%, 07/15/2021	$2,000,000	$2,030,000
Halcon Resources Corporation, 8.88%, 05/15/2021	4,535,000	4,580,350
Halcon Resources Corporation, 9.75%, 07/15/2020	1,000,000	1,037,500
Memorial Production Partners, L.P., 7.63%, 05/01/2021	2,000,000	1,940,000
Midstates Petroleum Company, Inc., 144A, 9.25%, 06/01/2021	3,500,000	3,438,750
Newfield Exploration Company, 6.88%, 02/01/2020	2,000,000	2,130,000
Parker Drilling Company, 9.13%, 04/01/2018	5,000,000	5,350,000
Plains Exploration and Production Company, 8.63%, 10/15/2019	4,000,000	4,430,000
Quicksilver Resources, Inc., 144A, 11.00%, 07/01/2021	1,000,000	895,000
Venoco, Inc., 11.50%, 10/01/2017	3,073,000	3,265,062
		30,686,662
Packaging 2.5%
Albea Beauty Holdings S.A., 144A, 8.38%, 11/01/2019	2,000,000	2,035,000
Guala Closures Group S.p.A., 5.58%, 11/15/2019 (f)	€380,000	512,680
Guala Closures Group S.p.A., 9.38%, 04/15/2018	1,000,000	1,440,882
Guala Closures Group S.p.A., 144A, 9.38%, 04/15/2018	3,000,000	4,322,646
		8,311,208
Retail Stores 4.1%
Burlington Holdings, LLC, 144A, 9.00%, 02/15/2018 (c)	$3,500,000	3,613,750
IVS F S.p.A., 144A, 7.13%, 04/01/2020	€2,500,000	3,327,036
Petco Animal Supplies, Inc., 144A, 8.50%, 10/15/2017 (c)	$2,000,000	2,050,000
Yankee Candle Company, Inc., 9.75%, 02/15/2017	4,500,000	4,663,170
		13,653,956
Service & Equipment 1.2%
Ceridian Corporation, 11.25%, 11/15/2015	3,887,000	3,955,023

Technology 1.8%
GXS Worldwide, Inc., 9.75%, 06/15/2015	5,907,000	6,069,443

Telecommunications 5.6%
Digicel Group, Ltd., 144A, 8.25%, 09/01/2017	4,000,000	4,170,000
Digicel Group, Ltd., 144A, 10.50%, 04/15/2018	2,000,000	2,170,000
Level 3 Communications, Inc., 9.38%, 04/01/2019	2,000,000	2,220,000
Wind Acquisition Finance S.A., 5.48%, 04/30/2019 (f)	€750,000	1,001,113
Wind Acquisition Finance S.A., 144A, 11.75%, 07/15/2017	$4,501,000	4,748,555
Windstream Corporation, 7.00%, 03/15/2019	1,500,000	1,522,500
Windstream Corporation, 7.75%, 10/15/2020	1,000,000	1,065,000
Windstream Corporation, 8.13%, 08/01/2013	1,710,000	1,710,000
		18,607,168
Total Corporate Bonds (Cost: $230,009,839)		229,401,648

Collateralized Loan Obligations/Collateralized Debt Obligations 22.2% (f)
Structured Finance Obligations 22.2%
Apidos CDO IX, 144A, 5.27%, 07/15/2023	3,000,000	3,152,967
Apidos CLO XII, 144A, 3.32%, 04/15/2025	4,000,000	3,641,660
Apidos CLO XIV, 144A, 3.77%, 04/15/2025	4,000,000	3,748,984
Atrium IX, 144A, 3.96%, 02/28/2024	2,500,000	2,393,305
Carlyle Global Market Strategies CLO 2012-4, Ltd., 144A, 4.77%, 01/20/2025	4,000,000	3,980,368
Cent XVII CLO, L.P., 144A, 3.79%, 01/30/2025	4,000,000	3,743,576
Finn Square CLO, Ltd., 144A, 3.87%, 12/24/2023	4,500,000	4,372,245
Galaxy XV CLO, Ltd., 144A, 3.68%, 04/15/2025	4,000,000	3,737,288
Greywolf CLO II, Ltd., 144A, 4.11%, 04/15/2025	4,000,000	3,822,536
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, 3.78%, 04/15/2025	4,000,000	3,747,752

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (f) (continued)
Structured Finance Obligations (continued)
ING IM CLO 2011-1, LLC, 144A, 3.57%, 06/22/2021	$4,000,000	$3,769,584
ING IM CLO 2013-1, Ltd., 144A, 3.81%, 04/15/2024	3,000,000	2,821,566
KVK CLO 2013-1, Ltd., 144A, 4.65%, 04/14/2025	3,000,000	3,004,821
Magnetite VII CLO, Ltd., 144A, 4.77%, 01/15/2025	4,000,000	4,000,572
Mountain Hawk I CLO, Ltd., 144A, 3.37%, 01/20/2024	3,000,000	2,773,665
Oak Hill Credit Partners VIII, Ltd., 144A, 3.78%, 04/20/2025	4,000,000	3,800,636
OHA Credit Partners VII, Ltd., 144A, 4.27%, 11/20/2023	1,000,000	984,152
OHA Loan Funding 2013-1, Ltd., 144A, 3.88%, 07/16/2025	4,000,000	3,824,228
OZLM Funding III, Ltd., 144A, 4.17%, 01/22/2025	2,000,000	1,935,356
Silverado CLO 2006-I, Ltd., 144A, 2.02%, 04/11/2020	3,000,000	2,793,663
Symphony CLO XI, Ltd., 144A, 4.27%, 01/17/2025	2,750,000	2,647,194
Venture XII CDO, Ltd., 144A, 3.12%, 02/28/2024	1,000,000	968,599
Venture XIII CDO, Ltd., 144A, 3.97%, 06/10/2025	4,000,000	3,835,636
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $73,134,319)		73,500,353
Total Investments - 139.4% (Cost: $460,673,437)		$462,181,550
Liabilities in Excess of Other Assets - (39.4%)		(130,595,852)
Net Assets - 100.0%		$331,585,698

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.
(c)	Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.
(d)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(e)	Position is unfunded, see Note 2; value presented represents the market value of the funded portion, if any.
(f)	Variable rate coupon, rate shown as of July 31, 2013.

As of July 31, 2013, the aggregate cost of securities for Federal income tax purposes was $460,673,437.
Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

	Gross unrealized appreciation	$5,453,731
	Gross unrealized depreciation	(3,945,618)
	Net unrealized appreciation	$1,508,113

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

Currencies:

€	Euro Currency
£	British Pounds
$	U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2013 (UNAUDITED)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, non-diversified, management investment company, and has elected to be treated as a Registered Investment Company (“RIC”). The Fund commenced operations on November 27, 2012. Ares Capital Management II LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “ARDC”.

The Fund’s investment objective is to provide an attractive level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities (“CLO Debt Securities”) issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (“CLOs”). The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of July 31, 2013, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $6,097,717.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2013 (UNAUDITED)

•                  Level 1 - unadjusted quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments is primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2013 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Term Loans	$—	$111,848,001	$47,431,548	$159,279,549
Corporate Bonds	—	229,401,648	—	229,401,648
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	73,500,353	73,500,353
Total Investments	$—	$341,249,649	$120,931,901	$462,181,550

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the Period Ended July 31, 2013:

	Floating Rate Term Loans	Collateralized Loan Obligations/ Collateralized Debt Obligations	Total
Balance as of 11/27/12 (a)	$—	$—	$—
Purchases (b)	48,851,591	73,019,458	121,871,049
Sales (c)	(2,082,462)	—	(2,082,462)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	640,275	366,033	1,006,308
Accrued discounts/(premiums)	22,144	114,862	137,006
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 7/31/13	$47,431,548	$73,500,353	$120,931,901
Net change in unrealized appreciation/(depreciation) from Investments held as of 7/31/13	$590,006	$366,033	$956,039

(a)         Commencement of operations.

(b)         Purchases include paid-in-kind interest and securities received from restructure.

(c)          Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	$47,431,548	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	73,500,353	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	$120,931,901

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2013

By:	/s/
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2013